UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end August 31

Date of reporting period: September 1, 2024 – August 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

MAI Managed Volatility Fund

Annual Shareholder Report - August 31, 2025

MAIPX

:  Institutional Class

Fund Overview

This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.20%

How did the Fund perform in the last year?

Over the year ending August 31, 2025, the Fund's Institutional Class (MAIPX) returned 9.76%. Over the same period, the S&P 500 Index (S&P) returned 15.88%. The Fund’s targeted exposure of 45-55% to a diversified equity portfolio helped the Fund advance but trailed the S&P given our mandate of balancing equity appreciation with risk controls.

The second quarter of 2025 marked one of the largest volatility shifts and subsequent retracements. The unprecedented, tariff-induced volatility environment allowed the Fund to harvest elevated variance risk premium and above-average returns for that quarter. In the third quarter of 2025, the Fund then maintained its defensive positioning due to low implied volatility and continued concentration risks from technology-related stocks.

The Fund continued to operate with less volatility than the S&P. We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aids in its ability to provide diversifying exposure.

Total Return Based on a $50,000 Investment

Date	Institutional Class	S&P 500® Index
08/31/15	$50,000	$50,000
11/30/15	$51,244	$53,033
02/29/16	$49,729	$49,540
05/31/16	$51,621	$54,059
08/31/16	$52,827	$56,276
11/30/16	$52,958	$57,307
02/28/17	$54,686	$61,912
05/31/17	$55,223	$63,503
08/31/17	$56,101	$65,412
11/30/17	$57,826	$70,415
02/28/18	$58,008	$72,500
05/31/18	$58,789	$72,637
08/31/18	$61,162	$78,274
11/30/18	$60,499	$74,833
02/28/19	$60,423	$75,893
05/31/19	$60,811	$75,384
08/31/19	$63,198	$80,560
11/30/19	$65,276	$86,889
02/29/20	$61,830	$82,110
05/31/20	$62,080	$85,062
08/31/20	$64,728	$98,233
11/30/20	$67,704	$102,056
02/28/21	$69,177	$107,803
05/31/21	$72,628	$119,358
08/31/21	$74,515	$128,848
11/30/21	$75,809	$130,551
02/28/22	$75,324	$125,471
05/31/22	$74,138	$119,000
08/31/22	$73,403	$114,381
11/30/22	$75,577	$118,528
02/28/23	$75,476	$115,820
05/31/23	$77,929	$122,477
08/31/23	$79,484	$132,619
11/30/23	$81,488	$134,931
02/29/24	$83,581	$151,091
05/31/24	$84,847	$156,999
08/31/24	$87,163	$168,605
11/30/24	$89,634	$180,661
02/28/25	$91,210	$178,901
05/31/25	$91,506	$178,230
08/31/25	$95,674	$195,379

The above chart represents historical performance of a hypothetical $50,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	9.76%	8.13%	6.70%
S&P 500® Index	15.88%	14.74%	14.60%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$218,004,516
# of Portfolio Holdings	82
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$1,456,541

Sector Weightings

(% total investments)

U.S. Government & Agency Obligations
21.5%
Money Market Fund
18.4%
Information Technology
24.4%
Financials
10.0%
Communication Services
6.8%
Consumer Discretionary
5.9%
Health Care
5.2%
Industrials
3.5%
Consumer Staples
2.9%
Energy
2.3%
Utilities
1.2%
Real Estate
0.6%
Materials
0.3%
Written Options
(3.0)%
-5%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Written Options	(3.0)%
Materials	0.3%
Real Estate	0.6%
Utilities	1.2%
Energy	2.3%
Consumer Staples	2.9%
Industrials	3.5%
Health Care	5.2%
Consumer Discretionary	5.9%
Communication Services	6.8%
Financials	10.0%
Information Technology	24.4%
Money Market Fund	18.4%
U.S. Government & Agency Obligations	21.5%

Top Ten Holdings

(% total net assets)*

Microsoft Corp.	4.6%
Apple, Inc.	4.4%
NVIDIA Corp.	3.9%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Meta Platforms, Inc., Class A	2.5%
Oracle Corp.	2.4%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	2.3%
The Home Depot, Inc.	1.9%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

Asset Class Weightings

(% total investments)

Common Stock	63.1%
U.S. Government & Agency Obligations	21.5%
Warrants	0.0%
Money Market Fund	18.4%
Written Options	(3.0)%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit http://www.maifunds.com/.

MAI Managed Volatility Fund

Institutional Class

Annual Shareholder Report - August 31, 2025

244A-MAIPX-25

MAI Managed Volatility Fund

Annual Shareholder Report - August 31, 2025

DIVPX

:  Investor Class

Fund Overview

This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.45%

How did the Fund perform in the last year?

Over the year ending August 31, 2025, the Fund's Investor Class (DIVPX) returned 9.49%. Over the same period, the S&P 500 Index (S&P) returned 15.88%. The Fund’s targeted exposure of 45-55% to a diversified equity portfolio helped the Fund advance but trailed the S&P given our mandate of balancing equity appreciation with risk controls.

The second quarter of 2025 marked one of the largest volatility shifts and subsequent retracements. The unprecedented, tariff-induced volatility environment allowed the Fund to harvest elevated variance risk premium and above-average returns for that quarter. In the third quarter of 2025, the Fund then maintained its defensive positioning due to low implied volatility and continued concentration risks from technology-related stocks.

The Fund continued to operate with less volatility than the S&P. We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aids in its ability to provide diversifying exposure.

Total Return Based on a $10,000 Investment

Date	Investor Class	S&P 500® Index
08/31/15	$10,000	$10,000
11/30/15	$10,245	$10,607
02/29/16	$9,936	$9,908
05/31/16	$10,310	$10,812
08/31/16	$10,546	$11,255
11/30/16	$10,566	$11,461
02/28/17	$10,901	$12,382
05/31/17	$11,009	$12,701
08/31/17	$11,167	$13,082
11/30/17	$11,513	$14,083
02/28/18	$11,539	$14,500
05/31/18	$11,680	$14,527
08/31/18	$12,141	$15,655
11/30/18	$12,011	$14,967
02/28/19	$11,981	$15,179
05/31/19	$12,046	$15,077
08/31/19	$12,514	$16,112
11/30/19	$12,920	$17,378
02/29/20	$12,226	$16,422
05/31/20	$12,278	$17,012
08/31/20	$12,792	$19,647
11/30/20	$13,368	$20,411
02/28/21	$13,645	$21,561
05/31/21	$14,324	$23,872
08/31/21	$14,684	$25,770
11/30/21	$14,931	$26,110
02/28/22	$14,828	$25,094
05/31/22	$14,581	$23,800
08/31/22	$14,427	$22,876
11/30/22	$14,848	$23,706
02/28/23	$14,824	$23,164
05/31/23	$15,288	$24,495
08/31/23	$15,585	$26,524
11/30/23	$15,960	$26,986
02/29/24	$16,371	$30,218
05/31/24	$16,605	$31,400
08/31/24	$17,049	$33,721
11/30/24	$17,518	$36,132
02/28/25	$17,823	$35,780
05/31/25	$17,869	$35,646
08/31/25	$18,668	$39,076

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	9.49%	7.85%	6.44%
S&P 500® Index	15.88%	14.74%	14.60%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$218,004,516
# of Portfolio Holdings	82
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$1,456,541

Sector Weightings

(% total investments)

Value	Value
Written Options	(3.0)%
Materials	0.3%
Real Estate	0.6%
Utilities	1.2%
Energy	2.3%
Consumer Staples	2.9%
Industrials	3.5%
Health Care	5.2%
Consumer Discretionary	5.9%
Communication Services	6.8%
Financials	10.0%
Information Technology	24.4%
Money Market Fund	18.4%
U.S. Government & Agency Obligations	21.5%

Top Ten Holdings

(% total net assets)*

Microsoft Corp.	4.6%
Apple, Inc.	4.4%
NVIDIA Corp.	3.9%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Meta Platforms, Inc., Class A	2.5%
Oracle Corp.	2.4%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	2.3%
The Home Depot, Inc.	1.9%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

Asset Class Weightings

(% total investments)

Common Stock	63.1%
U.S. Government & Agency Obligations	21.5%
Warrants	0.0%
Money Market Fund	18.4%
Written Options	(3.0)%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit http://www.maifunds.com/.

MAI Managed Volatility Fund

Investor Class

Annual Shareholder Report - August 31, 2025

244A-DIVPX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $16,900 in 2024 and $16,900 in 2025.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2024 and $3,200 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Annual Financials and Other Information
August 31, 2025
MAI Managed Volatility Fund
Managed By MAI Capital Management, LLC

TABLE OF CONTENTS
Schedule of Investments 1
Schedule of Call and Put Options Written 4
Notes to Schedules of Investments and Call and Put Options Written 5
Statement of Assets and Liabilities 7
Statement of Operations 8
Statements of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 19
Important Tax Information (Unaudited) 20
Other Information (Unaudited) 21

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 61.7%
Communication Services - 6.7%
28,660 Alphabet, Inc., Class A
(a)
$ 6,102,001
25,593 AT&T, Inc. 749,619
29,802 Comcast Corp., Class A 1,012,374
7,289 Meta Platforms, Inc., Class A 5,384,384
10,041 The Walt Disney Co. 1,188,654
8,296 Warner Bros Discovery, Inc.
(b)
96,565
14,533,597
Consumer Discretionary - 5.8%
22,360 Amazon.com, Inc.
(a)(b)
5,120,440
2,814 McDonald's Corp. 882,302
10,544 NIKE, Inc., Class B 815,789
5,000 Tesla, Inc.
(a)(b)
1,669,350
10,011 The Home Depot, Inc.
(a)
4,072,174
12,560,055
Consumer Staples - 2.8%
5,127 Altria Group, Inc. 344,586
5,660 Anheuser-Busch InBev SA/NV, ADR 354,712
1,270 Costco Wholesale Corp. 1,198,017
5,376 Diageo PLC, ADR 601,198
11,646 Mondelez International, Inc., Class A 715,530
2,968 PepsiCo., Inc.
(a)
441,193
4,882 The Procter & Gamble Co. 766,669
17,265 Walmart, Inc. 1,674,360
6,096,265
Energy - 2.2%
4,159 Chevron Corp. 667,935
4,761 EOG Resources, Inc. 594,268
7,329 Exxon Mobil Corp. 837,632
48,133 Kinder Morgan, Inc. 1,298,628
5,807 Marathon Petroleum Corp. 1,043,576
3,323 Occidental Petroleum Corp. 158,208
8,894 Schlumberger NV 327,655
4,927,902
Financials - 9.8%
50,272 Bank of America Corp.
(a)
2,550,801
4,184 Berkshire Hathaway, Inc., Class B
(b)
2,104,468
7,060 Chubb, Ltd. 1,941,994
11,965 Citigroup, Inc. 1,155,460
12,857 JPMorgan Chase & Co. 3,875,357
14,790 MetLife, Inc. 1,203,315
12,732 The Charles Schwab Corp. 1,220,235
13,795 U.S. Bancorp 673,610
14,260 Visa, Inc., Class A
(a)
5,016,383
19,495 Wells Fargo & Co. 1,602,099
21,343,722
Health Care - 5.1%
15,837 Abbott Laboratories
(a)
2,100,936
9,442 AbbVie, Inc. 1,986,597
5,564 Amgen, Inc. 1,600,818
11,136 Bristol-Myers Squibb Co. 525,396
9,531 CVS Health Corp. 697,193
4,565 Johnson & Johnson
(a)
808,781
10,745 Medtronic PLC 997,243
6,765 Merck & Co., Inc. 569,072
676 Organon & Co. 6,368
20,839 Pfizer, Inc. 515,974
3,911 UnitedHealth Group, Inc.
(a)
1,211,902

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 5.1% (continued)
2,585 Viatris, Inc. $ 27,272
11,047,552
Industrials - 3.4%
5,392 Carrier Global Corp. 351,558
9,007 Honeywell International, Inc. 1,977,037
2,696 Otis Worldwide Corp. 232,880
14,637 RTX Corp. 2,321,428
3,529 The Boeing Co.
(b)
828,186
4,919 Union Pacific Corp. 1,099,741
7,679 United Parcel Service, Inc., Class B 671,452
7,482,282
Information Technology - 23.9%
12,466 Advanced Micro Devices, Inc.
(b)
2,027,346
40,860 Apple, Inc.
(a)
9,485,240
26,470 Broadcom, Inc. 7,871,913
27,517 Cisco Systems, Inc. 1,901,149
4,805 Fortinet, Inc.
(b)
378,490
15,389 Intel Corp.
(b)
374,722
2,669 Intuit, Inc. 1,780,223
19,736 Microsoft Corp.
(a)
10,000,034
49,240 NVIDIA Corp. 8,576,623
23,281 Oracle Corp. 5,264,533
556 Palantir Technologies, Inc., Class A
(b)
87,131
12,656 QUALCOMM, Inc. 2,034,199
2,444 ServiceNow, Inc.
(b)
2,242,272
2,890 Super Micro Computer, Inc.
(b)
120,051
52,143,926
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 681,747
Real Estate - 0.6%
3,465 American Tower Corp. REIT 706,340
25,155 Weyerhaeuser Co. REIT 650,760
1,357,100
Utilities - 1.1%
33,945 NextEra Energy, Inc.
(a)
2,445,737
Total Common Stock (Cost $54,916,745) 134,619,885
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 21.1%
U.S. Treasury Securities - 21.1%
$ 10,000,000 U.S. Treasury Bill
(c)
3.96% 09/04/25 9,997,650
5,109,950 U.S. Treasury Inflation Indexed Bonds
(a)
2.13  01/15/35 5,254,105
3,000,000 U.S. Treasury Note/Bond
(a)
4.25  10/15/25 2,999,952
10,000,000 U.S. Treasury Note/Bond 4.88  04/30/26 10,056,431
7,500,000 U.S. Treasury Note/Bond
(a)
4.13  10/31/26 7,525,195
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  11/30/26 5,027,344
5,000,000 U.S. Treasury Note/Bond
(a)
4.00  12/15/27 5,044,434
45,905,111
Total U.S. Government & Agency Obligations (Cost $45,597,564) 45,905,111
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(b)
(Cost $0) $ 22.00 08/03/27 10,574

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

See Notes to Financial Statements.
Shares Security Description Value
Money Market Fund - 18.0%
39,202,420 First American Government Obligations Fund, Class X, 4.21%
(d)
(Cost $39,202,420) $ 39,202,420
Investments, at value - 100.8% (Cost $139,716,729) $ 219,737,990
Total Written Options - (2.9)% (Premiums Received $(5,939,875)) (6,376,265)
Other Assets & Liabilities, Net - 2.1% 4,642,791
Net Assets - 100.0% $ 218,004,516

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
August 31, 2025

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options (b)(e) - (2.9)%
Call Options Written - (2.8)%
(10) CBOE S&P 500 INDEX $ 6,100.00 09/25 $ 6,460,260 $ (362,930)
(10) CBOE S&P 500 INDEX 6,180.00 09/25 6,460,260 (296,150)
(10) CBOE S&P 500 INDEX 6,100.00 09/25 6,460,260 (369,100)
(5) CBOE S&P 500 INDEX 6,200.00 09/25 3,230,130 (145,095)
(5) CBOE S&P 500 INDEX 6,175.00 09/25 3,230,130 (157,085)
(10) CBOE S&P 500 INDEX 6,150.00 09/25 6,460,260 (337,450)
(15) CBOE S&P 500 INDEX 6,125.00 09/25 9,690,390 (541,350)
(5) CBOE S&P 500 INDEX 6,510.00 10/25 3,230,130 (35,600)
(5) CBOE S&P 500 INDEX 6,170.00 10/25 3,230,130 (167,650)
(15) CBOE S&P 500 INDEX 6,150.00 10/25 9,690,390 (530,400)
(15) CBOE S&P 500 INDEX 6,125.00 10/25 9,690,390 (564,525)
(5) CBOE S&P 500 INDEX 6,175.00 10/25 3,230,130 (169,425)
(5) CBOE S&P 500 INDEX 6,150.00 10/25 3,230,130 (180,725)
(5) CBOE S&P 500 INDEX 6,125.00 10/25 3,230,130 (191,950)
(5) CBOE S&P 500 INDEX 6,625.00 10/25 3,230,130 (20,425)
(10) CBOE S&P 500 INDEX 6,200.00 10/25 6,460,260 (329,400)
(10) CBOE S&P 500 INDEX 6,150.00 10/25 6,460,260 (372,350)
(10) CBOE S&P 500 INDEX 6,225.00 10/25 6,460,260 (320,550)
(15) CBOE S&P 500 INDEX 6,200.00 10/25 9,690,390 (510,435)
(5) CBOE S&P 500 INDEX 6,175.00 10/25 3,230,130 (181,800)
(10) CBOE S&P 500 INDEX 6,200.00 11/25 6,460,260 (366,650)
Total Call Options Written (Premiums Received $(5,558,245)) (6,151,045)
Put Options Written - (0.1)%
(10) CBOE S&P 500 INDEX 5,875.00 09/25 5,875,000 (6,050)
(10) CBOE S&P 500 INDEX 5,850.00 09/25 5,850,000 (5,700)
(10) CBOE S&P 500 INDEX 5,875.00 10/25 5,875,000 (11,500)
(10) CBOE S&P 500 INDEX 5,850.00 10/25 5,850,000 (10,800)
(10) CBOE S&P 500 INDEX 5,950.00 10/25 5,950,000 (17,200)
(5) CBOE S&P 500 INDEX 5,850.00 10/25 2,925,000 (8,600)
(10) CBOE S&P 500 INDEX 5,975.00 10/25 5,975,000 (29,200)
(10) CBOE S&P 500 INDEX 5,950.00 10/25 5,950,000 (27,350)
(10) CBOE S&P 500 INDEX 5,925.00 10/25 5,925,000 (25,850)
(10) CBOE S&P 500 INDEX 5,900.00 10/25 5,900,000 (24,470)
(15) CBOE S&P 500 INDEX 5,950.00 11/25 8,925,000 (58,500)
Total Put Options Written (Premiums Received $(381,630)) (225,220)
Total Written Options - (2.9)% (Premiums Received
$(5,939,875)) $ (6,376,265)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for written options.
(b) Non-income producing security.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of August 31, 2025.
(e) Exchange traded security.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 14,533,597 $ – $ – $ 14,533,597
Consumer Discretionary 12,560,055 – – 12,560,055
Consumer Staples 6,096,265 – – 6,096,265
Energy 4,927,902 – – 4,927,902
Financials 21,343,722 – – 21,343,722
Health Care 11,047,552 – – 11,047,552
Industrials 7,482,282 – – 7,482,282
Information Technology 52,143,926 – – 52,143,926
Materials 681,747 – – 681,747
Real Estate 1,357,100 – – 1,357,100
Utilities 2,445,737 – – 2,445,737
U.S. Government & Agency Obligations – 45,905,111 – 45,905,111
Warrants 10,574 – – 10,574
Money Market Fund 39,202,420 – – 39,202,420
Investments at Value $ 173,832,879 $ 45,905,111 $ – $ 219,737,990
Total Assets $ 173,832,879 $ 45,905,111 $ – $ 219,737,990
Liabilities
Other Financial Instruments*
Written Options (1,577,715) (4,798,550) – (6,376,265)
Total Liabilities $ (1,577,715) $ (4,798,550) $ – $ (6,376,265)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued through use of fair valuation methodologies at year end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
August 31, 2025

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Net Assets
Common Stock 61.7%
U.S. Government & Agency Obligations 21.1%
Warrants 0.0%
Money Market Fund 18.0%
Written Options (2.9)%
Other Assets less Liabilities 2.1%
100.0%
PORTFOLIO HOLDINGS (Unaudited)
% of Common Stock
Communication Services 10.8%
Consumer Discretionary 9.3%
Consumer Staples 4.5%
Energy 3.7%
Financials 15.9%
Health Care 8.2%
Industrials 5.6%
Information Technology 38.7%
Materials 0.5%
Real Estate 1.0%
Utilities 1.8%
100.0%

MAI Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025

See Notes to Financial Statements.
*$3,046,129 was held at Interactive Brokers LLC.
ASSETS
Investments, at value (Cost $139,716,729) $ 219,737,990
Cash 1,155,060
Deposits with broker for options written* 3,046,129
Receivables:
Fund shares sold 319,875
Dividends and interest 731,971
Prepaid expenses 31,545
Total Assets
225,022,570
LIABILITIES
Call options written, at value (Premiums received $5,558,245) 6,151,045
Put options written, at value (Premiums received $381,630) 225,220
Payables:
Fund shares redeemed 435,256
Accrued Liabilities:
Investment adviser fees 122,067
Fund services fees 25,080
Other expenses 59,386
Total Liabilities
7,018,054
NET ASSETS
$ 218,004,516
COMPONENTS OF NET ASSETS
Paid-in capital $ 146,459,171
Distributable earnings 71,545,345
NET ASSETS
$ 218,004,516
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 13,493,726
Investor Shares 61,699
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $216,953,287) $ 16.08
Investor Shares (based on net assets of $1,051,229) $ 17.04

MAI Managed Volatility Fund
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,145) $ 3,660,344
Interest income 2,691,175
Total Investment Income
6,351,519
EXPENSES
Investment adviser fees 1,668,593
Fund services fees 284,501
Transfer agent fees:
Institutional Shares 12,337
Investor Shares 5,311
Non 12b-1 shareholder servicing fees:
Institutional Shares 191,704
Investor Shares 1,291
Distribution fees:
Investor Shares 2,647
Custodian fees 25,373
Registration fees:
Institutional Shares 19,205
Investor Shares 18,049
Professional fees 67,666
Trustees' fees and expenses 19,167
Margin interest 461,332
Other expenses 101,397
Total Expenses 2,878,573
Fees waived
(212,052)
Net Expenses
2,666,521
NET INVESTMENT INCOME
3,684,998
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
1,742,467
Written options
(1,312,791)
Net realized gain
429,676
Net change in unrealized appreciation (depreciation) on:
Investments
16,991,081
Written options
(310,764)
Net change in unrealized appreciation (depreciation)
16,680,317
NET REALIZED AND UNREALIZED GAIN
17,109,993
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 20,794,991

MAI Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended August 31,
2025 2024
OPERATIONS
Net investment income $ 3,684,998 $ 6,027,749
Net realized gain (loss) 429,676 (4,520,811)
Net change in unrealized appreciation (depreciation) 16,680,317 21,284,913
Increase in Net Assets Resulting from Operations
20,794,991 22,791,851
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (4,141,155) (11,774,378)
Investor Shares (6,901) (25,113)
Total Distributions Paid
(4,148,056) (11,799,491)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 16,874,211 33,202,847
Investor Shares 1,277,991 1,149,477
Reinvestment of distributions:
Institutional Shares 3,986,442 11,432,652
Investor Shares 6,901 25,113
Redemption of shares:
Institutional Shares
(64,649,292) (58,701,689)
Investor Shares
(1,101,464) (1,006,056)
Decrease in Net Assets from Capital Share Transactions
(43,605,211) (13,897,656)
Decrease in Net Assets
(26,958,276) (2,905,296)
NET ASSETS
Beginning of Year
244,962,792 247,868,088
End of Year
$ 218,004,516 $ 244,962,792
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,103,159 2,301,493
Investor Shares 79,573 75,914
Reinvestment of distributions:
Institutional Shares 261,826 798,871
Investor Shares 429 1,683
Redemption of shares:
Institutional Shares
(4,237,450) (4,066,334)
Investor Shares
(68,199) (66,585)
Decrease in Shares
(2,860,662) (954,958)

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2025 2024 2023 2022 2021
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Year
$ 14.92 $ 14.27 $ 13.61 $ 13.82 $ 12.01
INVESTMENT OPERATIONS
Net investment income (a) 0.25 0.35 0.27 0.03 0.00
(b)
Net realized and unrealized gain
(loss)
1.19 0.99 0.84 (0.24) 1.82
Total from Investment Operations
1.44 1.34 1.11 (0.21) 1.82
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.28) (0.36) (0.21) (0.00)
(b)
(0.01)
Net realized gain
– (0.33) (0.24) – –
Total Distributions to Shareholders
(0.28) (0.69) (0.45) (0.00) (0.01)
NET ASSET VALUE, End of Year
$ 16.08 $ 14.92 $ 14.27 $ 13.61 $ 13.82
TOTAL RETURN
9.76% 9.66% 8.29% (1.49)% 15.12%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 216,953 $ 244,181 $ 247,291 $ 200,883 $ 175,686
Ratios to Average Net Assets:
Net investment income 1.66% 2.44% 1.97% 0.23% 0.02%
Net expenses 1.20% 0.99% 0.99% 1.00% 1.03%
Dividend and margin interest 0.21% –% –% 0.01% 0.04%
Net expenses without dividend and
margin interest 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.28% 1.05% 1.04% 1.06% 1.12%
PORTFOLIO TURNOVER RATE 16% 6% 0% 9% 0%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended August 31,
2025 2024 2023 2022 2021
INVESTOR CLASS
NET ASSET VALUE, Beginning of Year
$ 15.67 $ 14.83 $ 14.03 $ 14.28 $ 12.44
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.22 0.33 0.25 0.00
(b)
(0.03)
Net realized and unrealized gain
(loss)
1.26 1.03 0.87 (0.25) 1.87
Total from Investment Operations
1.48 1.36 1.12 (0.25) 1.84
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.11) (0.19) (0.08) – –
Net realized gain
– (0.33) (0.24) – –
Total Distributions to Shareholders
(0.11) (0.52) (0.32) – –
NET ASSET VALUE, End of Year
$ 17.04 $ 15.67 $ 14.83 $ 14.03 $ 14.28
TOTAL RETURN
9.49% 9.40% 8.03% (1.75)% 14.79%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 1,051 $ 782 $ 577 $ 440 $ 425
Ratios to Average Net Assets:
Net investment income (loss) 1.39% 2.20% 1.72% (0.01)% (0.23)%
Net expenses 1.45% 1.24% 1.24% 1.25% 1.28%
Dividend and margin interest 0.21% –% –% 0.01% 0.04%
Net expenses without dividend and
margin interest 1.24% 1.24% 1.24% 1.24% 1.24%
Gross expenses (c) 4.25% 4.82% 6.22% 7.57% 8.12%
PORTFOLIO TURNOVER RATE 16% 6% 0% 9% 0%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
Note 1. Organization
The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust
Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and
Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 4, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of MAI
Capital Management, LLC, the Fund's Adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-
based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level
2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of August 31, 2025, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment
transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written.
Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.
The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of August 31, 2025, are disclosed in the
Fund’s Schedule of Call and Put Options Written.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended
(“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”)
insurance limits. As of August 31, 2025, the Fund had $905,060 at US Bank, N.A. that exceeded the
FDIC insurance limit.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
Note 4. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group,
LLC (d/b/a ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic
Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee up to 0.25% of the average daily net assets of the Investor Class for distribution services and/or the servicing of shareholder accounts, which are reflected as distribution fees in the Statement of Operations. Because the Investor Class pays distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-
1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Class shares. In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. If the Fund pays shareholder service fees on an ongoing basis, over time these fees will increase the cost of your investment.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the
Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2024, each Independent
Trustee’s annual retainer was $45,000 ($55,000 for the Chairman) and the Audit Committee Chairman
received an additional $2,000 annually. Effective January 1, 2025, each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the
Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses ) to 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively , through at least January 1, 2026. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2025, fees waived were $212,052.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of August 31, 2025, $517,320 is subject to recapture by the
Adviser .
Note 6. Security Transactions
Investment transactions for the year ended August 31, 2025, excluding U.S. Government and Agency securities and short-term investments, were as follows:
Investment transactions in U.S. Government and Agency securities for the year ended August 31,
2025, were as follows:
Note 7. Summary of Derivative Activity
The Fund may invest in certain derivatives, as detailed below, to meet its investment objective.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, the Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
The Fund may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in the Fund:
The use of derivative instruments by the Fund for the year ended August 31, 2025 related to the use of written call and put options. The options in which the Fund transacts are designed to generate gains and provide downside protection in falling markets. When dividends and interest income from the Fund’s portfolio are coupled with the premium generated from the option writing activity, the
Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility.
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums paid on purchased
Non-U.S. Government Obligations
Purchases Sales
$ 5,450,610 $ 5,605,567
U.S. Government Obligations
Purchases Sales
$ 22,562,620 $ 51,500,000

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
options and premiums received on written options for the year ended August 31, 2025, for any derivative type that was held during the year is as follows:
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of
August 31, 2025 :
Realized and unrealized gains and losses on derivatives contracts during the year ended August 31,
2025 , by the Fund are recorded in the following locations on the Statement of Operations:
Asset (liability) amounts shown in the table below represent amounts for derivative related investments at August 31, 2025. These amounts may be collateralized by cash or financial instruments.
Note 8. Federal Income Tax
As of August 31, 2025, the cost of investments for federal income tax purposes is $134,664,460 and the components of net unrealized appreciation were as follows:
Written Options $ (24,457,802)
Location: Equity Risk
Liability derivatives:
Call options written $ (6,151,045)
Put options written (225,220)
Total liability derivatives $ (6,376,265)
Location:
Equity
Contracts
Net realized gain (loss) on:
Written options $ (1,312,791)
Total net realized gain (loss) $ (1,312,791)
Net change in unrealized
appreciation (depreciation)
on:
Written options $ (310,764)
Total net change in
unrealized appreciation
(depreciation) $ (310,764)
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Liabilities:
Over-the-counter derivatives** $ (6,376,265) $ 6,376,265 $ - $ -
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities.
** Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of August 31, 2025, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to investments in real estate investment trusts, wash sales, straddles, index options and equity return of capital.
As of August 31, 2025, the Fund had $3,601,638 in short-term capital loss carryforwards and
$4,064,251 in long-term capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments. The capital loss carryforwards have no expiration date.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation
$ 81,338,730
Gross Unrealized Depreciation
(2,641,465)
Net Unrealized Appreciation
$ 78,697,265
2025 2024
Ordinary Income $ 4,148,056 $ 8,291,060
Long-Term Capital Gain – 3,508,431
$ 4,148,056 $ 11,799,491
Undistributed Ordinary Income
$ 513,969
Capital and Other Losses
(7,665,889)
Net Unrealized Appreciation
78,697,265
Total
$ 71,545,345

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of MAI Managed Volatility Fund
and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and call and put options written, of MAI Managed Volatility Fund (the “Fund”), a series of
Forum Funds, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended August 31, 2022, and prior, were audited by other auditors whose report dated October 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and
are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August
31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, LTD.
Philadelphia, Pennsylvania
October 28, 2025

MAI Managed Volatility Fund
IMPORTANT TAX INFORMATION (Unaudited)
August 31, 2025
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 42.80% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 44.77% for the qualified dividend rate (QDI) as defined in
Section 1(h)(11) of the Code. The Fund also designates 35.85% as qualified interest income exempt from U.S. tax for foreign shareholders (QII).

MAI Managed Volatility Fund
OTHER INFORMATION (Unaudited)
August 31, 2025
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract
(Item 11 of Form N-CSR)
N/A

MAI Managed Volatility Fund
Investor Class
(DIVPX)
Institutional Class
(MAIPX)
INVESTMENT ADVISER
MAI Capital Management, LLC
6050 Oak Tree Blvd, Suite 500
Cleveland, OH 44131
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Fund’s risks,
objectives, fees and expenses, experience of its
management and other information.
244-ANR-0825

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	October 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	October 21, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 21, 2025